Other Operating Income (Expense)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Operating Income (Expense)	Other Operating Income (Expense)

(CAD$ in millions)	2021	2020
Settlement pricing adjustments (Note 29(b))	$442	$47
Share-based compensation	(125)	(47)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(108)	(270)
Care and maintenance costs	(65)	(52)
Social responsibility and donations	(27)	(23)
Gain (loss) on sale of assets	(14)	34
Commodity derivatives	(22)	62
Take or pay contract costs	(97)	(104)
COVID-19 costs (Note 4(c))	—	(282)
Other	(62)	(90)
	$(78)	$(725)